Changes in Benefits Obligation And Plan Assets And Reconciliation of Funded Status (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Change in benefit obligation
Projected benefit obligation at beginning of year	$ 1,458	$ 1,055
Service cost	608	399
Interest cost	77	40
Actuarial loss	(187)	52
Benefits paid	(59)	(88)
Projected benefit obligation at end of year	1,897	1,458
Change in plan assets
Fair value of plan assets at beginning of year	1,376	981
Actual return on plan assets	43	29
Employer contributions	546	436
Benefits paid	(40)	(70)
Fair value of plan assets at end of year	1,925	1,376
Reconciliation of funded status
Funded status	28	(82)
Amounts recognized as an other asset	1,179	768
Amounts recognized as other long-term liabilities	(1,151)	(850)
Net gain	257	(80)
Transition obligation	1	1
Total recognized in accumulated other comprehensive income	258	(79)
Accumulated benefit obligation	$ 1,332	$ 812